Summary of Significant Accounting Policies (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012
Change in Accounting Estimate [Line Items]
Reduction in direct operating expense	$ (367,101)	[1]	$ (356,799)	[1]	$ (774,900)	[1]	$ (747,209)	[1]
Net Income (Loss) Attributable to Parent	46,857		36,875		69,461		90,571
Basic earnings per share	$ 1.71		$ 1.20		$ 2.53		$ 2.95
Diluted earnings per share	$ 1.64		$ 1.11		$ 2.42		$ 2.75
Content Library [Member]
Change in Accounting Estimate [Line Items]
Reduction in direct operating expense	21,700
Net Income (Loss) Attributable to Parent	$ 13,400
Basic earnings per share	$ 0.49
Diluted earnings per share	$ 0.47

[1]	“Direct operating” excludes depreciation and other of $31.6 million and $64.9 million for the three and six months ended June 30, 2013 , respectively, and $30.2 million and $60.2 million for the three and six months ended June 30, 2012, respectively.